Supplement Dated June 12, 2023
To The Prospectus Dated May 1, 2023
JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective May 1, 2023, for the JNL/DFA International Core Equity Fund, please delete all references to and information for Bhanu P. Singh.

This Supplement is dated June 12, 2023.

Supplement Dated June 12, 2023
To The Statement of Additional Information
Dated May 1, 2023

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective May 1, 2023, on page 210, in the section “Investment Adviser, Sub-Advisers and Other Service Providers,” for Dimensional Fund Advisers LP, under “Security Ownership of Portfolio Managers for the JNL/DFA International Core Equity Fund as of December 31, 2022,” please delete the table row for Bhanu P. Singh.

Effective May 6, 2023, on page 334, in the section “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Custodian and Transfer Agent,” please delete the paragraph for State Street Bank & Trust Company in the entirety and replace with the following:

State Street Bank & Trust Company (“State Street”), One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, acts as custodian for the following funds:

Effective June 2, 2023, on page 353, in the section “Disclosure of Portfolio Information,” under “Statement of Policy,” subsection “Policy Requirements,” please delete paragraph (ii) in the entirety and replace with the following:

(ii)
Pursuant to applicable law, each Fund (other than a Fund that is a money market fund in accordance with Rule 2a-7) publicly discloses its complete portfolio holdings on the Funds’ website at www.jackson.com within 60 days following quarter end.  Each Fund also discloses a complete list of its holdings in its semi-annual and annual reports on Form N-CSR (the semi-annual and annual reports are available online and/or are distributed to shareholders) and in publicly available quarterly holdings reports on Form N-PORT.  Forms N-PORT and N-CSR are filed with the SEC and available online at www.sec.gov.;

This Supplement is dated June 12, 2023.